Employee benefits and KPM disclosures, Employee Benefits Expensed (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Employee benefit expense [Abstract]
Non-Executive Director fees	$ 205	$ 410	$ 410	$ 401
Executive Director fees	125	313	311	516
Employee benefits expense	1,289	2,485	2,990	3,674
Share-based payments	1,102	3,164	1,633	1,376
Total employee benefit expense	$ 2,721	$ 6,372	$ 5,344	$ 5,967